RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
16.	RELATED PARTY TRANSACTION
There is no material related party transaction for the years ended March 31, 2016, 2017 and 2018.